Property and Equipment (Details) - Schedule of Property and Equipment - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Cost [Member]
Cost
Balance at beginning of year	$ 1,486,097	$ 1,437,009
Additions	117,337	254,925
Disposals/write-off	(208,691)	(163,165)
Exchange realignment	5,985	(42,672)
Balance at end of year	1,400,728	1,486,097
Cost [Member] | Leasehold improvements [Member]
Cost
Balance at beginning of year	274,542	353,460
Additions	23,989	20,162
Disposals/write-off	(125,223)	(87,457)
Exchange realignment	(707)	(11,623)
Balance at end of year	172,601	274,542
Cost [Member] | Furniture, fixtures and office equipment [Member]
Cost
Balance at beginning of year	195,639	241,858
Additions	9,776	20,127
Disposals/write-off	(29,478)	(57,446)
Exchange realignment	(234)	(8,900)
Balance at end of year	175,703	195,639
Cost [Member] | Computer equipment [Member]
Cost
Balance at beginning of year	1,015,916	841,691
Additions	83,572	214,636
Disposals/write-off	(53,990)	(18,262)
Exchange realignment	6,926	(22,149)
Balance at end of year	1,052,424	1,015,916
Accumulated depreciation [Member]
Cost
Balance at beginning of year	1,192,484	1,053,733
Disposals/write-off	(206,277)	(158,702)
Exchange realignment	5,561	(30,985)
Balance at end of year	1,210,239	1,192,484
Accumulated depreciation
Depreciation provided during the year	218,471	328,438
Accumulated depreciation [Member] | Leasehold improvements [Member]
Cost
Balance at beginning of year	254,152	278,289
Disposals/write-off	(126,724)	(87,218)
Exchange realignment	(1,044)	(8,750)
Balance at end of year	135,452	254,152
Accumulated depreciation
Depreciation provided during the year	9,068	71,831
Accumulated depreciation [Member] | Furniture, fixtures and office equipment [Member]
Cost
Balance at beginning of year	158,694	199,868
Disposals/write-off	(29,299)	(55,236)
Exchange realignment	(627)	(8,449)
Balance at end of year	149,471	158,694
Accumulated depreciation
Depreciation provided during the year	20,703	22,511
Accumulated depreciation [Member] | Computer equipment [Member]
Cost
Balance at beginning of year	779,638	575,576
Disposals/write-off	(50,254)	(16,248)
Exchange realignment	7,232	(13,786)
Balance at end of year	925,316	779,638
Accumulated depreciation
Depreciation provided during the year	188,700	234,096
Net carrying amount [Member]
Net carrying amount
Balance at net carrying amount	190,489	293,613
Net carrying amount [Member] | Leasehold improvements [Member]
Net carrying amount
Balance at net carrying amount	37,149	20,390
Net carrying amount [Member] | Furniture, fixtures and office equipment [Member]
Net carrying amount
Balance at net carrying amount	26,232	36,945
Net carrying amount [Member] | Computer equipment [Member]
Net carrying amount
Balance at net carrying amount	$ 127,108	$ 236,278